Schedule of Investments

Virtus AllianzGI Equity & Convertible Income Fund

April 30, 2021 (unaudited)

	Shares	Value

COMMON STOCK—63.1%

Air Freight & Logistics—0.6%
FedEx Corp. (f)	19,070	$5,536,212

Automobiles—2.3%
Ford Motor Co. (g)	330,305	3,811,720
Tesla, Inc. (f)(g)	24,125	17,115,240

		20,926,960

Banks—1.5%
JPMorgan Chase & Co.	48,020	7,385,956
Wells Fargo & Co.	133,440	6,011,472

		13,397,428

Biotechnology—0.7%
AbbVie, Inc.	53,390	5,952,985

Capital Markets—1.1%
Charles Schwab Corp.	61,445	4,325,728
S&P Global, Inc.	14,935	5,830,475

		10,156,203

Chemicals—0.3%
Chemours Co.	46,400	1,401,280
Dow, Inc.	21,498	1,343,625

		2,744,905

Entertainment—1.5%
Activision Blizzard, Inc. (f)	63,000	5,744,970
Netflix, Inc. (f)(g)	5,745	2,949,885
Roku, Inc. (g)	13,150	4,510,056

		13,204,911

Equity Real Estate Investment Trusts (REITs)—0.7%
Crown Castle International Corp.	32,586	6,160,709

Food & Staples Retailing—0.7%
Costco Wholesale Corp. (f)	16,785	6,245,531

Healthcare Equipment & Supplies—2.7%
Abbott Laboratories	60,675	7,285,854
Align Technology, Inc. (g)	9,965	5,934,456
DexCom, Inc. (f)(g)	9,345	3,608,105
Intuitive Surgical, Inc. (g)	8,510	7,361,150

		24,189,565

Healthcare Providers & Services—1.6%
UnitedHealth Group, Inc.	35,265	14,063,682

Hotels, Restaurants & Leisure—2.8%
Booking Holdings, Inc. (g)	3,960	9,765,677
Darden Restaurants, Inc.	27,945	4,100,090
MGM Resorts International (f)	83,120	3,384,646
Starbucks Corp.	69,963	8,010,064

		25,260,477

	Shares	Value

Household Durables—0.8%
DR Horton, Inc. (f)	73,960	$7,269,528

Industrial Conglomerates—0.6%
Honeywell International, Inc.	24,900	5,553,696

Insurance—0.5%
Aon PLC, Class A	16,935	4,258,136

Interactive Media & Services—7.4%
Alphabet, Inc., Class A (g)	13,385	31,501,597
Facebook, Inc., Class A (g)	93,625	30,435,615
Match Group, Inc. (f)(g)	28,804	4,482,767

		66,419,979

Internet & Direct Marketing Retail—3.1%
Amazon.com, Inc. (g)	7,925	27,479,303

IT Services—6.5%
Accenture PLC, Class A	20,700	6,002,379
Mastercard, Inc., Class A	36,485	13,939,459
PayPal Holdings, Inc. (f)(g)	45,530	11,942,064
Shopify, Inc., Class A (g)	2,410	2,849,849
Square, Inc., Class A (g)	19,010	4,654,028
Twilio, Inc., Class A (g)	11,100	4,082,580
Visa, Inc., Class A (f)	62,610	14,623,192

		58,093,551

Life Sciences Tools & Services—2.4%
Agilent Technologies, Inc.	35,226	4,707,603
Illumina, Inc. (g)	4,340	1,704,926
IQVIA Holdings, Inc. (g)	36,140	8,481,696
Thermo Fisher Scientific, Inc.	14,275	6,712,533

		21,606,758

Machinery—1.4%
Caterpillar, Inc. (f)	25,485	5,813,383
Deere & Co. (f)	18,880	7,001,648

		12,815,031

Metals & Mining—0.7%
Freeport-McMoRan, Inc.	171,210	6,456,329

Multi-Line Retail—0.6%
Target Corp. (f)	27,960	5,794,990

Oil, Gas & Consumable Fuels—0.4%
Occidental Petroleum Corp.	43,290	1,097,834
Valero Energy Corp.	32,855	2,429,956

		3,527,790

Pharmaceuticals—2.0%
Eli Lilly & Co.	39,250	7,173,722
Horizon Therapeutics PLC (g)	47,200	4,466,064
Zoetis, Inc.	35,325	6,112,285

		17,752,071

Schedule of Investments

Virtus AllianzGI Equity & Convertible Income Fund

April 30, 2021 (unaudited) (continued)

	Shares	Value

Road & Rail—0.5%
Union Pacific Corp.	19,700	$4,375,173

Semiconductors & Semiconductor Equipment—6.0%
Advanced Micro Devices, Inc. (f)(g)	69,140	5,643,207
Broadcom, Inc.	10,730	4,895,026
Enphase Energy, Inc. (g)	29,475	4,104,394
Intel Corp.	21,655	1,245,812
Lam Research Corp.	14,475	8,981,014
Marvell Technology, Inc.	91,050	4,116,370
Micron Technology, Inc. (f)(g)	82,500	7,100,775
NVIDIA Corp. (f)	21,025	12,622,989
QUALCOMM, Inc.	33,375	4,632,450

		53,342,037

Software—7.4%
Adobe, Inc. (g)	13,745	6,987,133
Atlassian Corp. PLC, Class A (f)(g)	12,930	3,071,651
Crowdstrike Holdings, Inc., Class A (f)(g)	30,375	6,333,491
DocuSign, Inc. (f)(g)	13,690	3,052,049
Intuit, Inc.	14,510	5,980,442
Microsoft Corp.	115,705	29,178,487
Salesforce.com, Inc. (g)	19,371	4,461,529
ServiceNow, Inc. (f)(g)	5,255	2,660,974
Workday, Inc., Class A (g)	18,475	4,563,325

		66,289,081

Specialty Retail—2.0%
Home Depot, Inc.	46,300	14,985,921
TJX Cos., Inc.	39,505	2,804,855

		17,790,776

Technology Hardware, Storage & Peripherals—3.2%
Apple, Inc.	219,200	28,816,032

Textiles, Apparel & Luxury Goods—1.1%
NIKE, Inc., Class B	77,430	10,268,767

Total Common Stock (Cost—$433,225,759)		565,748,596

	Principal Amount (000s)

CONVERTIBLE BONDS & NOTES—27.9%

Airlines—0.7%
JetBlue Airways Corp.,
0.50%, 4/1/26 (a)(b)	$2,245	2,452,662
Southwest Airlines Co.,
1.25%, 5/1/25	2,360	4,097,550

		6,550,212

	Principal Amount (000s)	Value

Auto Manufacturers—1.5%
Ford Motor Co.,
zero coupon, 3/15/26 (a)(b)	$4,275	$4,221,562
NIO, Inc., (a)(b)
zero coupon, 2/1/26	1,015	866,607
0.50%, 2/1/27	1,565	1,305,210
Tesla, Inc.,
2.00%, 5/15/24	610	6,962,769

		13,356,148

Banks—0.3%
BofA Finance LLC,
0.125%, 9/1/22	1,040	1,197,040
JPMorgan Chase Bank N.A.,
0.125%, 1/1/23 (a)(b)	1,100	1,252,350

		2,449,390

Biotechnology—1.6%
Apellis Pharmaceuticals, Inc.,
3.50%, 9/15/26 (a)(b)	565	882,135
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	1,195	1,215,913
Bridgebio Pharma, Inc.,
2.25%, 2/1/29 (a)(b)	1,885	1,732,143
Exact Sciences Corp.,
0.375%, 3/15/27	2,460	3,350,212
0.375%, 3/1/28	645	821,569
Guardant Health, Inc.,
zero coupon, 11/15/27 (a)(b)	2,285	2,994,778
Halozyme Therapeutics, Inc.,
0.25%, 3/1/27 (a)(b)	2,330	2,242,625
Illumina, Inc.,
zero coupon, 8/15/23	860	1,026,625

		14,266,000

Commercial Services—1.6%
Alarm.com Holdings, Inc.,
zero coupon, 1/15/26 (a)(b)	1,715	1,599,238

Chegg, Inc.,
zero coupon, 9/1/26 (a)(b)	3,595	3,949,107
0.125%, 3/15/25	365	663,570
Shift4 Payments, Inc.,
zero coupon, 12/15/25 (a)(b)	1,250	1,754,750
Square, Inc.,
zero coupon, 5/1/26 (a)(b)	130	149,500
0.125%, 3/1/25	1,040	2,155,400
0.25%, 11/1/27 (a)(b)	3,190	3,748,250

		14,019,815

Schedule of Investments

Virtus AllianzGI Equity & Convertible Income Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Computers—0.5%
Lumentum Holdings, Inc.,
0.50%, 12/15/26	$2,520	$2,781,576
Zscaler, Inc.,
0.125%, 7/1/25 (a)(b)	1,550	2,185,500

		4,967,076

Diversified Financial Services—0.2%
LendingTree, Inc.,
0.50%, 7/15/25 (a)(b)	1,700	1,506,625

Energy-Alternate Sources—0.5%
Enphase Energy, Inc., (a)(b)
zero coupon, 3/1/26	1,355	1,226,953
zero coupon, 3/1/28	1,925	1,688,119
SolarEdge Technologies, Inc.,
zero coupon, 9/15/25 (a)(b)	1,165	1,410,815

		4,325,887

Entertainment—0.6%
DraftKings, Inc.,
zero coupon, 3/15/28 (a)(b)	3,120	2,978,040
Live Nation Entertainment, Inc.,
2.00%, 2/15/25	885	971,288
Vail Resorts, Inc.,
zero coupon, 1/1/26 (a)(b)	1,645	1,744,728

		5,694,056

Equity Real Estate Investment Trusts (REITs)—0.2%
Pebblebrook Hotel Trust,
1.75%, 12/15/26	1,830	2,089,860

Healthcare-Products—1.4%
Envista Holdings Corp.,
2.375%, 6/1/25 (a)(b)	1,085	2,325,264
Insulet Corp.,
0.375%, 9/1/26	3,030	4,342,369
Novocure Ltd.,
zero coupon, 11/1/25 (a)(b)	1,605	2,282,109
Omnicell, Inc.,
0.25%, 9/15/25 (a)(b)	780	1,214,460
Repligen Corp.,
0.375%, 7/15/24	1,120	2,107,728

		12,271,930

Healthcare-Services—0.9%
Anthem, Inc.,
2.75%, 10/15/42	405	2,146,257
Oak Street Health, Inc.,
zero coupon, 3/15/26 (a)(b)	2,430	2,525,681
Teladoc Health, Inc.,
1.25%, 6/1/27 (a)(b)	3,255	3,639,497

		8,311,435

	Principal Amount (000s)	Value

Internet—6.6%
21Vianet Group, Inc.,
zero coupon, 2/1/26 (a)(b)	$1,470	$1,297,275
Airbnb, Inc.,
zero coupon, 3/15/26 (a)(b)	3,535	3,498,272
Booking Holdings, Inc.,
0.75%, 5/1/25 (a)(b)	1,095	1,655,640
Etsy, Inc.,
0.125%, 9/1/27 (a)(b)	3,185	4,114,622
Expedia Group, Inc.,
zero coupon, 2/15/26 (a)(b)	1,800	1,951,200
Match Group Financeco 2, Inc.,
0.875%, 6/15/26 (a)(b)	2,155	3,969,262
Match Group Financeco 3, Inc.,
2.00%, 1/15/30 (a)(b)	930	1,829,194
Okta, Inc.,
0.125%, 9/1/25	705	1,085,259
0.375%, 6/15/26 (a)(b)	1,670	2,190,831
Palo Alto Networks, Inc.,
0.375%, 6/1/25 (a)(b)	2,525	3,292,600
0.75%, 7/1/23	1,330	1,871,975
Pinduoduo, Inc.,
zero coupon, 12/1/25	1,425	1,487,700
Shopify, Inc.,
0.125%, 11/1/25	2,000	2,343,750
Snap, Inc.,
zero coupon, 5/1/27 (a)(b)	3,065	3,135,878
0.75%, 8/1/26	980	2,690,100
Spotify USA, Inc.,
zero coupon, 3/15/26 (a)(b)	2,355	2,171,310
Twitter, Inc.,
zero coupon, 3/15/26 (a)(b)	4,060	3,691,719
Uber Technologies, Inc.,
zero coupon, 12/15/25 (a)(b)	3,330	3,493,260
Wayfair, Inc.,
0.625%, 10/1/25 (a)(b)	3,485	3,613,509
Wix.com Ltd.,
zero coupon, 8/15/25 (a)(b)	2,205	2,422,744
Zendesk, Inc.,
0.625%, 6/15/25 (a)(b)	1,780	2,612,150
Zillow Group, Inc.,
1.50%, 7/1/23	1,105	1,845,350
2.75%, 5/15/25	1,230	2,540,719

		58,804,319

Iron/Steel—0.2%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	870	2,032,320

Leisure—1.0%
NCL Corp., Ltd., (a)(b)
5.375%, 8/1/25	895	1,694,235
6.00%, 5/15/24	495	1,208,728
Peloton Interactive, Inc.,
zero coupon, 2/15/26 (a)(b)	1,940	1,755,700

Schedule of Investments

Virtus AllianzGI Equity & Convertible Income Fund

April 30, 2021 (unaudited) (continued)

	Principal Amount (000s)	Value

Royal Caribbean Cruises Ltd., (a)(b)
2.875%, 11/15/23	$1,255	$1,623,343
4.25%, 6/15/23	2,015	2,828,052

		9,110,058

Media—1.0%
DISH Network Corp.,
zero coupon, 12/15/25 (a)(b)	1,970	2,407,340
Liberty Broadband Corp.,
2.75%, 9/30/50 (a)(b)	1,240	1,276,108
Liberty Media Corp.,
0.50%, 12/1/50 (a)(b)	1,335	1,491,195
1.00%, 1/30/23	910	1,216,670
1.375%, 10/15/23	1,890	2,459,244

		8,850,557

Mining—0.1%
MP Materials Corp., 0.25%, 4/1/26 (a)(b)	1,230	1,169,269

Oil, Gas & Consumable Fuels—0.7%
EQT Corp.,
1.75%, 5/1/26 (a)(b)	1,550	2,300,820
Pioneer Natural Resources Co.,
0.25%, 5/15/25 (a)(b)	2,570	3,898,690

		6,199,510

Pharmaceuticals—0.7%
DexCom, Inc.,
0.25%, 11/15/25 (a)(b)	1,950	1,950,000
0.75%, 12/1/23	440	1,037,300
Jazz Investments I Ltd.,
2.00%, 6/15/26 (a)(b)	2,410	3,081,788

		6,069,088

Pipelines—0.4%
Cheniere Energy, Inc.,
4.25%, 3/15/45	4,200	3,456,833

Real Estate—0.2%
Redfin Corp.,
zero coupon, 10/15/25 (a)(b)	1,310	1,577,240

Retail—0.8%
Burlington Stores, Inc.,
2.25%, 4/15/25 (a)(b)	1,640	2,616,825
Dick’s Sporting Goods, Inc.,
3.25%, 4/15/25	835	2,049,925
RH, zero coupon, 6/15/23	790	2,797,627

		7,464,377

Semiconductors—1.6%
Cree, Inc.,
0.875%, 9/1/23	1,015	1,709,641
MACOM Technology Solutions Holdings, Inc.,
0.25%, 3/15/26 (a)(b)	710	707,338
Microchip Technology, Inc.,
0.125%, 11/15/24	5,725	6,490,719
ON Semiconductor Corp.,
1.625%, 10/15/23	1,575	3,072,234
Synaptics, Inc.,
0.50%, 6/15/22	1,100	2,096,187

		14,076,119

	Principal Amount (000s)	Value

Software—4.4%
Akamai Technologies, Inc.,
0.125%, 5/1/25	$2,205	$2,770,582
Alteryx, Inc.,
0.50%, 8/1/24	2,425	2,255,250
Bentley Systems, Inc.,
0.125%, 1/15/26 (a)(b)	1,955	2,069,856
Bill.com Holdings, Inc.,
zero coupon, 12/1/25 (a)(b)	1,660	2,010,675
Cloudflare, Inc.,
0.75%, 5/15/25 (a)(b)	875	2,028,906
Coupa Software, Inc.,
0.375%, 6/15/26 (a)(b)	3,030	3,492,075
Datadog, Inc.,
0.125%, 6/15/25 (a)(b)	1,710	2,039,175
DocuSign, Inc.,
zero coupon, 1/15/24 (a)(b)	2,475	2,427,047
Fastly, Inc.,
zero coupon, 3/15/26 (a)(b)	1,875	1,811,250
Five9, Inc.,
0.50%, 6/1/25 (a)(b)	1,465	2,224,501
HubSpot, Inc.,
0.375%, 6/1/25 (a)(b)	1,135	2,193,387
Medallia, Inc.,
0.125%, 9/15/25 (a)(b)	220	227,700
MicroStrategy, Inc.,
zero coupon, 2/15/27 (a)(b)	1,850	1,518,850
MongoDB, Inc.,
0.25%, 1/15/26	1,700	2,632,875
RingCentral, Inc.,
zero coupon, 3/1/25	2,725	3,085,485
Splunk, Inc.,
0.50%, 9/15/23	625	691,797
1.125%, 6/15/27 (a)(b)	2,700	2,489,062
Workday, Inc.,
0.25%, 10/1/22	535	910,517
Zynga, Inc.,
zero coupon, 12/15/26 (a)(b)	595	643,344
0.25%, 6/1/24	1,620	2,271,078

		39,793,412

Telecommunications—0.2%
Viavi Solutions, Inc., 1.00%, 3/1/24	1,655	2,222,872

Total Convertible Bonds & Notes (Cost—$223,973,642)		250,634,408

	Shares

CONVERTIBLE PREFERRED STOCK—6.0%

Auto Components—0.3%
Aptiv PLC,
5.50%, 6/15/23, Ser. A	15,125	2,469,912

Banks—0.8%
Bank of America Corp.,
7.25%, Ser. L (d)	1,755	2,485,045
Wells Fargo & Co., 7.50%, Ser. L (d)	3,405	4,882,157

		7,367,202

Schedule of Investments

Virtus AllianzGI Equity & Convertible Income Fund

April 30, 2021 (unaudited) (continued)

	Shares	Value

Chemicals—0.2%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	33,870	$1,678,259

Diversified Financial Services—0.6%
2020 Mandatory Exchangeable Trust,
6.50%, 5/16/23 (a)(b)	1,450	2,633,780
KKR & Co., Inc.,
6.00%, 9/15/23, Ser. C	34,290	2,571,064

		5,204,844

Electric Utilities—0.9%
AES Corp.,
6.875%, 2/15/24	25,000	2,724,750
NextEra Energy, Inc.,
5.279%, 3/1/23	39,700	1,999,689
6.219%, 9/1/23	69,490	3,507,160

		8,231,599

Electronics—0.1%
II-VI, Inc.,
6.00%, 7/1/23, Ser. A	3,415	952,785

Environmental Services—0.2%
GFL Environmental, Inc.,
6.00%, 3/15/23	25,870	1,980,866

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc.,
5.25%, 11/15/22	8,260	1,007,803

Healthcare-Products—1.3%
Avantor, Inc.,
6.25%, 5/15/22, Ser. A	26,240	2,593,562
Boston Scientific Corp.,
5.50%, 6/1/23, Ser. A	20,265	2,382,759
Danaher Corp.,
5.00%, 4/15/23, Ser. B	4,695	6,646,946

		11,623,267

Media—0.2%
ViacomCBS, Inc.,
5.75%, 4/1/24, Ser. A	21,475	1,557,797

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.,
6.00%, 5/1/21, Ser. A	8,860	102,067

Pharmaceuticals—0.2%
Elanco Animal Health, Inc.,
5.00%, 2/1/23	31,335	1,490,606

Semiconductors—0.7%
Broadcom, Inc.,
8.00%, 9/30/22, Ser. A	4,725	6,848,651

	Shares	Value

Telecommunications—0.4%
2020 Cash Mandatory Exchangeable Trust,
5.25%, 6/1/23 (a)(b)	3,225	$3,787,214

Total Convertible Preferred Stock (Cost—$46,530,058)		54,302,872

	Principal Amount (000s)

CORPORATE BONDS & NOTES—0.1%

Oil, Gas & Consumable Fuels—0.1%
Cobalt International Energy, Inc.,
7.75%, 12/1/23 (c)(e)	$2,509	36,330
Nabors Industries, Inc.,
9.00%, 2/1/25 (a)(b)	409	423,315

Total Corporate Bonds & Notes (Cost—$2,303,914)		459,645

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 4/30/21, 0.00%, due 5/3/21, proceeds $24,765,000; collateralized by U.S. Treasury Inflation Indexed Notes, 0.375%, due 1/15/27, valued at $25,260,329 including accrued interest (cost—$24,765,000)	24,765	24,765,000

Total Investments, before options written (cost—$730,798,373)—99.9%		895,910,521

Total Options Written—(0.0)% (premiums received—$352,540) (g)		(306,943)

Total Investments, net of options written (cost—$730,445,833)—99.9%		895,603,578

Other assets and liabilities, net—0.1%		734,659

Net Assets—100.0%		$896,338,237

Abbreviations:

REIT—Real Estate Investment Trust

Schedule of Investments

Virtus AllianzGI Equity & Convertible Income Fund

April 30, 2021 (unaudited) (continued)

Footnote Legend:

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities may include Rule 144A securities. These securities have an aggregate value of $162,424,982, representing 18.1% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, these securities amounted to a value of $162,424,982 or 18.1% of net assets.

(c)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(d)	Perpetual maturity. The date shown, if any, is the next call date.
(e)	Level 3 security.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Non-income producing.

Options written contracts outstanding at April 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Activision Blizzard, Inc.	106.00 USD	5/21/21	(145)	$(14,500)	$(4,640)	$(7,360)	$2,720
Advanced Micro Devices, Inc.	105.00 USD	5/21/21	(230)	(23,000)	(2,300)	(14,525)	12,225
Atlassian Corp. PLC	270.00 USD	5/21/21	(65)	(6,500)	(3,575)	(12,260)	8,685
Caterpillar, Inc.	245.00 USD	5/21/21	(110)	(11,000)	(9,900)	(10,087)	187
Costco Wholesale Corp.	385.00 USD	5/21/21	(70)	(7,000)	(12,670)	(11,987)	(683)
Crowdstrike Holdings, Inc.	245.00 USD	5/21/21	(155)	(15,500)	(9,765)	(13,101)	3,336
Deere & Co.	415.00 USD	5/21/21	(95)	(9,500)	(10,355)	(12,350)	1,995
DexCom, Inc.	440.00 USD	5/21/21	(40)	(4,000)	(2,800)	(4,278)	1,478
DocuSign, Inc.	250.00 USD	5/21/21	(65)	(6,500)	(6,890)	(9,441)	2,551
DR Horton, Inc.	105.00 USD	5/21/21	(185)	(18,500)	(12,950)	(13,783)	833
FedEx Corp.	320.00 USD	5/21/21	(95)	(9,500)	(6,555)	(9,904)	3,349
Match Group, Inc.	180.00 USD	5/21/21	(140)	(14,000)	(19,110)	(18,291)	(819)
MGM Resorts International	45.00 USD	5/21/21	(385)	(38,500)	(12,705)	(14,299)	1,594
Microchip Technology, Inc.	96.00 USD	5/21/21	(410)	(41,000)	(20,910)	(25,478)	4,568
Netflix, Inc.	640.00 USD	5/21/21	(42)	(4,200)	(1,008)	(13,126)	12,118
NVIDIA Corp.	675.00 USD	5/21/21	(105)	(10,500)	(20,370)	(27,175)	6,805
PayPal Holdings, Inc.	305.00 USD	5/21/21	(230)	(23,000)	(20,700)	(25,210)	4,510
ServiceNow, Inc.	600.00 USD	5/21/21	(40)	(4,000)	(1,800)	(16,544)	14,744
Target Corp.	230.00 USD	5/21/21	(135)	(13,500)	(12,825)	(12,809)	(16)
Tesla, Inc.	850.00 USD	5/21/21	(115)	(11,500)	(28,865)	(49,674)	20,809
Visa, Inc.	235.00 USD	5/21/21	(250)	(25,000)	(86,250)	(30,858)	(55,392)

Total options written contracts					$(306,943)	$(352,540)	$45,597

1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1—quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2—prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the trading in the U.S. markets for investments such as ADRs, financial futures, Exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including convertible bonds and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets by each major security type. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Value at 4/30/21
Assets:
Common Stock	$565,748,596	—	—	$565,748,596
Convertible Bonds & Notes	—	$250,634,408	—	250,634,408
Convertible Preferred Stock	47,881,878	6,420,994	—	54,302,872
Corporate Bonds & Notes	—	423,315	$36,330	459,645
Repurchase Agreements	—	24,765,000	—	24,765,000

	613,630,474	282,243,717	36,330	895,910,521

Liabilities:
Options Written	(306,943)	—	—	(306,943)

Total Investments	$613,323,531	$282,243,717	$36,330	$895,603,578

Securities held by the Fund with an end of period value of $36,330 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.

Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended April 30, 2021.